EQUITY (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 07, 2022	Aug. 10, 2021	Nov. 11, 2020	Feb. 16, 2021	Oct. 28, 2020	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jul. 09, 2020	May 07, 2020	Jul. 10, 2019
Total no of authorized shares															550,000,000
Common stock issued for service, shares										10,787,180	3,512,168
Common stock issued for service, amount										$ 492,796	$ 556,565
Common stock shares, issued						168,729,565				168,729,565		131,764,348	111,313,175
Common stock shares value for services, amount						$ 21,250	$ 9,000	$ 5,600	$ 60,000			$ 60,000	$ 5,250
Preferred stock shares authorized						50,000,000				50,000,000		50,000,000	50,000,000		50,000,000
Common stock shares issued for services												3,815,414	1,513,719
Common stock shares authorized						500,000,000				500,000,000		500,000,000	500,000,000		500,000,000
Common stock, par value						$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.20
Conversion of convertible notes											550,000	$ 9,275	$ 27,000
Conversion of convertible notes interest											$ 6,565
Preferred stock shares designated																	1,500,000
Common stock shares value for cash, amount										$ 1,461,000
Common stock shares value for cash, shares										18,970,000
Conversion of preferred stock shares issued													54,130
Preferred stock shares														$ 740,000
Common stock shares value for account payable												37,700
Outstanding warrants, granted										0
Common stock, shares												4,200,000
Conversion of common stock into warrant												4,200,000
Warrant value of received in cash												$ 208,000
Accounts Payable [Member]
Common stock shares issued for services											37,700
Common stock shares value for account payable, amount											$ 9,275
Warrant [Member]
Common stock shares issued for services										386,250
Common stock shares value for account payable, amount										$ 35,850
Clinical Consulting [Member]
Common stock shares issued for services												1,000,000
Common stock shares value for clinical consulting, amount												$ 60,000
Three Related Parties For Service [Member]
Common stock shares value for services, amount												$ 624,320
Common stock shares issued for services												3,815,414
Common stock shares value for related party												$ 624,320
Common Stock Two [Member]
Common stock shares value for services, amount													$ 110,835
Common stock shares issued for services													1,513,719
Series A Convertible Preferred Stock [Member]
Common stock shares, issued													1,968,363
Conversion of preferred stock shares issued													54,130
Conversion description	Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years	Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note may be converted into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years	After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion	After 180 days the note may be converted into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years	After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years									The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance
Outstanding warrants, granted														3,700,000
Preferred stock issued for cash, shares														640,000
Debt													$ 100,000
Conversion Of Debt And Accrued Interest [Member]
Common stock shares value for services, amount												$ 1,023,975
Common stock shares issued for services												11,398,059
Preferred Stocks
Common stock shares issued for services										100,000
Common stock shares value for services, amount										$ 5,600
Two Officers and Director [Member]
Common stock shares issued for services										6,821,785	1,983,363
Common stock shares value for services, amount													$ 128,333
Common stock shares issued for services													2,407,010
Common stock shares value for account payable, amount										$ 705,974	$ 514,740
Accrued fees converted amount, shares													1,968,363
Two Officers and Director One [Member]
Common stock shares value for services, amount													$ 5,250
Common stock shares issued for services													50,000
Common stock shares value for account payable, amount													$ 27,000
Common stock shares value for account payable													540,000
Four Entities [Member]
Common stock shares value for exercise of warrants, amount											$ 208,000
Common stock shares, issued											3,700,000
Common stock shares issued for exercise of warrants											4,200,000
Medical Director [Member]
Common stock shares value for services, amount											$ 60,000
Common stock shares issued for services											1,000,000